Schedule of Investments
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–89.51%
Australia–2.27%
Corporate Travel Management Ltd.	171,160	$2,694,109
Belgium–5.05%
Anheuser-Busch InBev S.A./N.V.	59,334	6,001,206
Brazil–1.60%
Cielo S.A.	1,004,036	1,904,757
Canada–2.02%
Ritchie Bros. Auctioneers, Inc.	66,513	2,400,454
Chile–3.84%
Liberty Latin America Ltd., Class C(a)	278,000	4,559,200
China–14.46%
Alibaba Group Holding Ltd., ADR(a)	30,266	5,239,348
Focus Media Information Technology Co., Ltd., Class A	6,463,787	4,729,410
Kweichow Moutai Co., Ltd., Class A	37,391	5,255,719
New Oriental Education & Technology Group, Inc., ADR(a)	18,665	1,946,946
		17,171,423
Denmark–1.56%
DSV A/S	19,408	1,849,627
Finland–0.16%
Asiakastieto Group Oyj, REGS(b)	6,102	190,071
France–2.71%
Bureau Veritas S.A.	32,916	820,419
Edenred	47,711	2,392,475
		3,212,894
Germany–3.60%
Scout24 AG, REGS(a)(b)	77,007	4,279,967
Hong Kong–3.08%
AIA Group Ltd.	358,200	3,651,243
Japan–14.00%
FANUC Corp.	15,200	2,707,870
Kao Corp.	32,500	2,376,628
Keyence Corp.	3,600	2,054,470
MISUMI Group, Inc.	108,900	2,451,199
SMC Corp.	6,000	2,180,348
Shares		Value
Japan–(continued)
SoftBank Group Corp.	95,800	$4,854,365
		16,624,880
Luxembourg–4.70%
Eurofins Scientific S.E.	13,112	5,585,160
Poland–1.92%
Benefit Systems S.A.(a)	13,397	2,276,816
South Africa–4.17%
Naspers Ltd., Class N	20,370	4,955,865
South Korea–4.34%
Amorepacific Corp., Preference Shares	24,069	1,579,705
Samsung Electronics Co., Ltd., Preference Shares	114,770	3,575,504
		5,155,209
Spain–1.47%
Amadeus IT Group S.A.	22,323	1,746,101
United Kingdom–18.56%
Clarkson PLC	24,292	761,169
Domino’s Pizza Group PLC	1,098,348	3,279,643
Howden Joinery Group PLC	894,137	6,042,191
Just Eat PLC(a)	262,572	2,408,257
Liberty Global PLC, Series A(a)	298,548	7,962,275
Reckitt Benckiser Group PLC	20,397	1,581,465
		22,035,000
Total Common Stocks & Other Equity Interests (Cost $97,932,470)		106,293,982
Money Market Funds–9.34%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)	3,884,386	3,884,386
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)	2,773,738	2,774,848
Invesco Treasury Portfolio, Institutional Class, 2.15%(c)	4,439,299	4,439,299
Total Money Market Funds (Cost $11,098,330)		11,098,533
TOTAL INVESTMENTS IN SECURITIES—98.85% (Cost $109,030,800)		117,392,515
OTHER ASSETS LESS LIABILITIES–1.15%		1,362,381
NET ASSETS–100.00%		$118,754,896

Investment Abbreviations:
ADR	– American Depositary Receipt
REGS	– Regulation S
See accompanying notes which are an integral part of this schedule.
Invesco International Select Equity Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $4,470,038, which represented 3.76% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Select Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$2,694,109	$—	$2,694,109
Belgium	—	6,001,206	—	6,001,206
Brazil	1,904,757	—	—	1,904,757
Canada	2,400,454	—	—	2,400,454
Chile	4,559,200	—	—	4,559,200
China	7,186,294	9,985,129	—	17,171,423
Denmark	—	1,849,627	—	1,849,627
Finland	—	190,071	—	190,071
France	—	3,212,894	—	3,212,894
Germany	—	4,279,967	—	4,279,967
Hong Kong	—	3,651,243	—	3,651,243
Japan	—	16,624,880	—	16,624,880
Luxembourg	—	5,585,160	—	5,585,160
Poland	—	2,276,816	—	2,276,816
South Africa	—	4,955,865	—	4,955,865
South Korea	—	5,155,209	—	5,155,209
Spain	—	1,746,101	—	1,746,101
United Kingdom	7,962,275	14,072,725	—	22,035,000
Money Market Funds	11,098,533	—	—	11,098,533
Total Investments	$35,111,513	$82,281,002	$—	$117,392,515
Invesco International Select Equity Fund